Net Income (Loss) Per Share - Numerators and Denominators (Details) - USD ($) $ / shares in Units, $ in Thousands	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019
Numerator:
Net (loss) income	$ (7,838)	$ 5,289	$ (123,552)	$ 6,246
Denominator:
Weighted-average shares outstanding, Basic (in shares)	105,000,000		107,009,834
Weighted-average shares outstanding, Diluted (in shares)	105,000,000		107,009,834
Basic net income (loss) per share (in usd per share)	$ (0.07)		$ (1.15)
Diluted net income (loss) per share (in usd per share)	$ (0.07)		$ (1.15)